Fair Value Measurements (Details) - Schedule of derivative liability - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Derivative Liability [Abstract]
Balance beginning	$ 4,379,944
Fair value of financial instruments at issuance		474,348
Change in fair value	216,095	3,905,596
Settlement of derivative liability	(4,596,039)	(1,003,603)
Balance ending		$ 4,379,944